Mezzanine Equity and Stockholders' Deficit - Voting Rights, Conversion Rights and Protective Provisions (Details) $ / shares in Units, $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) item $ / shares shares	Sep. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 $ / shares
Mezzanine Equity and Stockholders' Deficit
Minimum shares of common stock converted from preferred stock | shares		1,000,000
Number of directors elected by holders of preferred stock | item		4
Number of directors elected by holders of common stock | item		1
Aggregate gross proceeds | $		$ 75.0
Public offering price per share		$ 67.83
Threshold number of preferred stock outstanding | shares		1,000,000
Threshold percentage of voting by preferred stockholders		70.00%
Threshold common stock convertible by Series E convertible preferred stock | shares		500,000
Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Minimum shares of common stock converted from preferred stock | shares	1,000,000		1,000,000
Number of directors elected by holders of preferred stock | item	4		4
Number of directors elected by holders of common stock | item	1		1
Aggregate gross proceeds | $	$ 75.0		$ 75.0
Public offering price per share	$ 67.83		$ 67.83
Threshold number of preferred stock outstanding | shares	1,000,000		1,000,000
Threshold percentage of voting by preferred stockholders	70.00%		70.00%
Threshold common stock convertible by Series E convertible preferred stock | shares	500,000		500,000
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price		$ 9.23	$ 9.23
Per share conversion value		9.23
Series A Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	$ 9.23		9.23	$ 9.23
Per share conversion value	9.23		9.23
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price		13.04	13.04
Per share conversion value		13.04
Series B Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	13.04		13.04	13.04
Per share conversion value	13.04		13.04
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price		16.3	16.3
Per share conversion value		16.3
Series C Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	16.3		16.3	16.3
Per share conversion value	16.3		16.3
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price		20.16	20.16
Per share conversion value		20.16
Series D Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	20.16		20.16	20.16
Per share conversion value	20.16		20.16
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price		22.61	22.61
Per share conversion value		$ 22.61
Series E Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	22.61		22.61	$ 22.61
Per share conversion value	$ 22.61		$ 22.61